Note 9 - Industry Segment Data	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
9
.   INDUSTRY SEGMENT DATA

The Company is engaged in the steel processing, pipe manufacturing and processing and steel and pipe distribution business. Within the Company, there are two
product groups: coil and tubular. The Company’s coil operations involve converting steel coils into flat sheet and plate steel cut to customer specifications and reselling steel coils. Through its tubular operations, the Company purchases, processes, manufactures and markets tubular products. The following is a summary of significant financial information relating to the product groups:

	Year Ended March 31
	20 20	2019
NET SALES:
Coil	$99,762,892	$124,555,478
Tubular	42,339,432	62,599,015
TOTAL NET SALES	$142,102,324	$187,154,493
OPERATING PROFIT (LOSS):
Coil	$1,252,669	$6,414,396
Tubular	(5,564,882)	2,328,871
TOTAL OPERATING PROFIT (LOSS)	(4,312,213)	8,743,267
General corporate expenses	(2,540,443)	(2,342,279)
Interest expense	(4,806)	(17,546)
Interest and other income	19,260	440,503
TOTAL EARNINGS (LOSS) BEFORE INCOME TAXES	$(6,838,202)	$6,823,945
IDENTIFIABLE ASSETS:
Coil	$35,894,510	$43,104,205
Tubular	23,659,457	31,519,755
	59,553,967	74,623,960
General corporate assets	17,790,121	11,978,022
TOTAL ASSETS	$77,344,088	$86,601,982
DEPRECIATION:
Coil	$836,730	$551,241
Tubular	675,048	782,327
Corporate and other	13,183	6,924
	$1,524,961	$1,340,492
CAPITAL EXPENDITURES:
Coil	$4,060,911	$396,299
Tubular	841,817	377,400
Corporate and other	32,633	34,290
	$4,935,361	$807,989

Operating profit (loss) is total net sales less operating expenses, excluding general corporate expenses, interest expense and interest and other income. General corporate expenses reflect general and administrative expenses not
directly associated with segment operations and consist primarily of corporate and accounting salaries, professional fees and services, bad debts, retirement plan contribution expense, corporate insurance expenses, restricted stock plan compensation expense and office supplies. At
March 31, 2020
and
March 31, 2019,
corporate assets consisted primarily of cash and the cash value of officers’ life insurance. Although inventory is transferred at cost between product groups, there are no
sales between product groups.